United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	September 30, 2007

Report type:	13F Holdings Report

If amended report check here:[ ] Amendment Number:

If amended report is a restatement, check here: [ ]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	October 26, 2007


I am signing this report as required by the Securities Exchange Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         Com              88579y101     6510    69566 SH       SOLE                    69566
Altria Group Inc.              Com              02209s103     3742    53820 SH       SOLE                    53820
American International Group   Com              026874107    13074   193255 SH       SOLE                   193255
Amgen Inc.                     Com              031162100     8788   155340 SH       SOLE                   155340
Anglogold Ltd ADR              Com              035128206     4544    96900 SH       SOLE                    96900
Barrick Gold Corp              Com              067901108     8545   212130 SH       SOLE                   212130
Bed, Bath, and Beyond Inc.     Com              075896100     5463   160110 SH       SOLE                   160110
Berkshire Hathaway A           Com              084670108      593        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    24329     6156 SH       SOLE                     6156
Canadian National Railway Comp Com              136375102     7253   127238 SH       SOLE                   127238
Chicago Bridge and Iron        Com              167250109     1593    37000 SH       SOLE                    37000
Cincinnati Financial Corp      Com              172062101     8718   201290 SH       SOLE                   201290
Citigroup Inc.                 Com              172967101     7336   157184 SH       SOLE                   157184
Coca-Cola Company              Com              191216100     9034   157200 SH       SOLE                   157200
ConocoPhillips                 Com              20825C104     8687    98980 SH       SOLE                    98980
Covidien Ltd.                  Com              G2552X108     2583    62232 SH       SOLE                    62232
Danaher Corp                   Com              235851102      594     7180 SH       SOLE                     7180
Direct TV                      Com              25459L106     7818   322000 SH       SOLE                   322000
Endurance Specialty Holdings L Com              G30397106     3589    86366 SH       SOLE                    86366
Entercom Communications Corp   Com              293639100     2911   150600 SH       SOLE                   150600
Exxon Mobil Corp               Com              30231G102     5560    60071 SH       SOLE                    60071
General Electric Co.           Com              369604103    14796   357400 SH       SOLE                   357400
GlaxoSmithKline PLC - Spons. A Com              37733W105     9794   184100 SH       SOLE                   184100
GlobalSantaFe Corporation      Com              G3930E101     5867    77175 SH       SOLE                    77175
Gold Fields Ltd ADR            Com              38059t106     6006   332000 SH       SOLE                   332000
Goldcorp Inc.                  Com              380956409     3514   115000 SH       SOLE                   115000
Illinois Tool Works            Com              452308109      261     4370 SH       SOLE                     4370
International Business Machine Com              459200101     6990    59340 SH       SOLE                    59340
Johnson & Johnson              Com              478160104    15034   228825 SH       SOLE                   228825
KLA-Tencor Corporation         Com              482480100     3264    58510 SH       SOLE                    58510
L-3 Communications Holdings    Com              502424104      357     3500 SH       SOLE                     3500
Leucadia National Corp         Com              527288104     5787   120020 SH       SOLE                   120020
Markel Corporation             Com              570535104     4525     9350 SH       SOLE                     9350
Medtronic Inc.                 Com              585055106      773    13700 SH       SOLE                    13700
Microsoft Corp.                Com              594918104     7392   250918 SH       SOLE                   250918
Montpelier Re Holdings         Com              G62185106     5568   314560 SH       SOLE                   314560
Newmont Mining Corp.           Com              651639106     7089   158490 SH       SOLE                   158490
Pfizer, Inc.                   Com              717081103     8257   338006 SH       SOLE                   338006
Procter & Gamble               Com              742718109    11322   160966 SH       SOLE                   160966
Rowan Companies Inc.           Com              779382100     5487   150000 SH       SOLE                   150000
Royal Dutch Shell PLC - ADR Cl Com              780259107      452     5500 SH       SOLE                     5500
Royal Gold Inc.                Com              780287108     8977   274100 SH       SOLE                   274100
Sprint Nextel Corp             Com              852061100     5634   296540 SH       SOLE                   296540
Statoilhydro ASA               Com              85771p102     7853   231520 SH       SOLE                   231520
Tyco International LTD         Com              g9143x208     2567    57892 SH       SOLE                    57892
United Health Group            Com              91324p102     8107   167400 SH       SOLE                   167400
Worthington Industries         Com              981811102     8792   373190 SH       SOLE                   373190
XL Capital LTD - CL A          Com              G98255105     9668   122074 SH       SOLE                   122074
YRC Worldwide Inc.             Com              984249102     6386   233760 SH       SOLE                   233760
Zimmer Holdings Inc.           Com              98956P102      964    11900 SH       SOLE                    11900